T. ROWE PRICE U.S. EQUITY RESEARCH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 11.6%

Diversified Telecommunication Services 1.1%
AT&T	938,111	26,746
Verizon Communications	403,445	24,001
		50,747
Entertainment 1.9%
Activision Blizzard	26,954	2,182
Electronic Arts (1)	99,292	12,949
Netflix (1)	91,243	45,624
Walt Disney	191,413	23,750
		84,505
Interactive Media & Services 6.3%
Alphabet, Class A (1)	39,997	58,620
Alphabet, Class C (1)	69,820	102,607
Facebook, Class A (1)	480,736	125,905
		287,132
Media 2.0%
Charter Communications, Class A (1)	29,521	18,431
Comcast, Class A	1,211,059	56,024
DISH Network, Class A (1)	30,088	873
Liberty Broadband, Class C (1)	120,528	17,220
		92,548
Wireless Telecommunication Services 0.3%
T-Mobile US (1)	96,023	10,981
		10,981
Total Communication Services		525,913
CONSUMER DISCRETIONARY 12.0%

Auto Components 0.4%
Aptiv	87,277	8,001
Magna International	166,111	7,600
		15,601

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Automobiles 0.2%
Ferrari	58,292	10,731
		10,731
Hotels, Restaurants & Leisure 2.0%
Darden Restaurants	23,345	2,352
Hilton Worldwide Holdings	105,331	8,987
Marriott International, Class A	111,320	10,306
McDonald's	156,782	34,412
Starbucks	141,235	12,135
Wynn Resorts	134,846	9,683
Yum! Brands	133,258	12,166
		90,041
Internet & Direct Marketing Retail 5.5%
Amazon. com (1)	74,518	234,637
Booking Holdings (1)	9,781	16,732
		251,369
Multiline Retail 0.4%
Dollar General	65,315	13,691
Dollar Tree (1)	65,245	5,960
		19,651
Specialty Retail 2.6%
AutoZone (1)	5,834	6,871
Burlington Stores (1)	17,676	3,643
CarMax (1)	85,832	7,889
Home Depot	154,565	42,924
Lowe's	103,527	17,171
O'Reilly Automotive (1)	29,132	13,432
Ross Stores	131,347	12,257
TJX	160,574	8,936
Ulta Beauty (1)	13,666	3,061
		116,184
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Class B	278,265	34,933

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

VF	104,439	7,337
		42,270
Total Consumer Discretionary		545,847
CONSUMER STAPLES 6.2%

Beverages 1.8%
Coca-Cola	646,662	31,925
Keurig Dr Pepper	349,131	9,636
Monster Beverage (1)	92,233	7,397
PepsiCo	247,552	34,311
		83,269
Food & Staples Retailing 1.0%
Costco Wholesale	74,275	26,368
Walmart	145,638	20,376
		46,744
Food Products 1.0%
Conagra Brands	464,013	16,570
Mondelez International, Class A	403,966	23,208
Tyson Foods, Class A	110,592	6,578
		46,356
Household Products 1.4%
Kimberly-Clark	65,736	9,707
Procter & Gamble	378,786	52,647
		62,354
Personal Products 0.1%
Estee Lauder, Class A	12,456	2,719
		2,719
Tobacco 0.9%
Altria Group	415,570	16,058
Philip Morris International	321,276	24,092
		40,150
Total Consumer Staples		281,592

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ENERGY 2.0%

Energy Equipment & Services 0.2%
Halliburton	778,494	9,381
		9,381
Oil, Gas & Consumable Fuels 1.8%
Chevron	221,920	15,978
Concho Resources	137,263	6,056
ConocoPhillips	423,172	13,897
Enbridge	191,071	5,579
EOG Resources	244,689	8,794
Exxon Mobil	378,194	12,984
Hess	120,186	4,919
Marathon Petroleum	143,856	4,221
Pioneer Natural Resources	18,281	1,572
Targa Resources	111,754	1,568
TOTAL, ADR	193,475	6,636
		82,204
Total Energy		91,585
FINANCIALS 9.5%

Banks 3.4%
Bank of America	1,725,393	41,565
Fifth Third Bancorp	1,242,045	26,480
First Republic Bank	68,648	7,487
Huntington Bancshares	989,717	9,076
JPMorgan Chase	49,179	4,734
PNC Financial Services Group	236,373	25,980
Wells Fargo	1,649,083	38,770
		154,092
Capital Markets 2.2%
Cboe Global Markets	9,743	855
Charles Schwab	49,276	1,785
CME Group	91,070	15,237
E*TRADE Financial	216,730	10,847
Goldman Sachs Group	71,081	14,285

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intercontinental Exchange	154,116	15,419
KKR	140,896	4,839
Morgan Stanley	215,981	10,443
Northern Trust	31,400	2,448
Raymond James Financial	18,880	1,374
State Street	79,055	4,690
TD Ameritrade Holding	271,808	10,641
Tradeweb Markets, Class A	99,822	5,790
		98,653
Consumer Finance 0.7%
Ally Financial	518,226	12,992
Capital One Financial	241,682	17,367
		30,359
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1)	239,155	50,926
Equitable Holdings	612,985	11,181
Voya Financial	74,113	3,552
		65,659
Insurance 1.8%
American International Group	691,990	19,050
Chubb	200,738	23,310
Marsh & McLennan	54,802	6,286
MetLife	365,740	13,594
Progressive	116,349	11,015
Willis Towers Watson	52,394	10,941
		84,196
Total Financials		432,959
HEALTH CARE 13.4%

Biotechnology 2.4%
AbbVie	535,417	46,897
Alexion Pharmaceuticals (1)	33,630	3,848
Amgen	102,118	25,954
Biogen (1)	30,555	8,668
Incyte (1)	60,812	5,457
Regeneron Pharmaceuticals (1)	8,388	4,696

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Seattle Genetics (1)	15,200	2,975
Vertex Pharmaceuticals (1)	42,765	11,637
		110,132
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	98,752	10,747
Becton Dickinson & Company	144,631	33,653
Cooper	7,116	2,399
Danaher	112,035	24,124
Hologic (1)	132,093	8,780
Intuitive Surgical (1)	53,526	37,979
Medtronic	48,576	5,048
Stryker	88,875	18,519
		141,249
Health Care Providers & Services 2.7%
Anthem	55,619	14,939
Centene (1)	287,973	16,797
Cigna	118,309	20,043
CVS Health	137,128	8,008
HCA Healthcare	82,149	10,242
Humana	29,791	12,330
McKesson	14,312	2,132
UnitedHealth Group	128,287	39,996
		124,487
Life Sciences Tools & Services 1.1%
Agilent Technologies	146,977	14,836
Thermo Fisher Scientific	79,287	35,007
		49,843
Pharmaceuticals 4.1%
AstraZeneca, ADR	125,859	6,897
Elanco Animal Health (1)	783,564	21,885
Eli Lilly	224,434	33,221
Johnson & Johnson	273,331	40,693
Merck	314,787	26,112
Novartis, ADR	30,960	2,692
Pfizer	574,575	21,087

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sanofi, ADR	144,188	7,234
Zoetis	149,886	24,787
		184,608
Total Health Care		610,319
INDUSTRIALS & BUSINESS SERVICES 8.0%

Aerospace & Defense 1.3%
Boeing	140,104	23,154
L3Harris Technologies	68,589	11,649
Northrop Grumman	15,916	5,021
Raytheon Technologies	24,750	1,424
Teledyne Technologies (1)	30,165	9,358
Textron	265,169	9,570
		60,176
Air Freight & Logistics 1.0%
FedEx	73,271	18,429
United Parcel Service, Class B	167,415	27,896
		46,325
Airlines 0.2%
Alaska Air Group	85,567	3,134
United Airlines Holdings (1)	140,945	4,898
		8,032
Building Products 0.2%
Johnson Controls International	238,129	9,727
		9,727
Commercial Services & Supplies 0.2%
Waste Connections	106,571	11,062
		11,062
Industrial Conglomerates 1.4%
General Electric	2,398,102	14,940
Honeywell International	173,156	28,504
Roper Technologies	47,772	18,875
		62,319
Machinery 2.4%
Cummins	106,696	22,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Flowserve	217,645	5,940
Fortive	123,209	9,390
Illinois Tool Works	24,623	4,757
Ingersoll Rand (1)	277,427	9,876
Otis Worldwide	153,894	9,606
PACCAR	207,210	17,671
Parker-Hannifin	38,766	7,844
Snap-on	22,879	3,366
Stanley Black & Decker	82,535	13,387
Wabtec	99,425	6,153
		110,520
Professional Services 0.5%
CoStar Group (1)	7,163	6,078
Equifax	75,581	11,859
TransUnion	30,064	2,529
		20,466
Road & Rail 0.8%
JB Hunt Transport Services	66,090	8,352
Norfolk Southern	21,518	4,605
Union Pacific	117,147	23,063
		36,020
Total Industrials & Business Services		364,647
INFORMATION TECHNOLOGY 29.2%

Communications Equipment 0.9%
Cisco Systems	760,064	29,939
Motorola Solutions	64,718	10,148
		40,087
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	141,423	15,312
CDW	51,326	6,135
Keysight Technologies (1)	19,168	1,893
		23,340
IT Services 6.6%
Accenture, Class A	129,472	29,259
Broadridge Financial Solutions	5,908	780

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cognizant Technology Solutions, Class A	217,021	15,066
Fidelity National Information Services	223,766	32,941
Fiserv (1)	319,336	32,908
FleetCor Technologies (1)	72,613	17,289
Global Payments	147,243	26,147
Leidos Holdings	73,707	6,571
Mastercard, Class A	149,370	50,512
PayPal Holdings (1)	53,120	10,466
Snowflake, Class A (1)	15,432	3,873
VeriSign (1)	47,520	9,735
Visa, Class A	328,267	65,644
		301,191
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices (1)	397,047	32,554
Applied Materials	303,180	18,024
Broadcom	6,106	2,225
Lam Research	106,780	35,424
Marvell Technology Group	7,059	280
Maxim Integrated Products	31,600	2,136
Micron Technology (1)	680,708	31,966
Monolithic Power Systems	15,445	4,319
NVIDIA	145,633	78,819
QUALCOMM	291,631	34,319
Teradyne	28,700	2,281
Xilinx	149,335	15,567
		257,914
Software 8.7%
Citrix Systems	55,734	7,675
Intuit	61,322	20,004
Microsoft	1,245,933	262,057
NortonLifeLock	975,934	20,338
Oracle	127,436	7,608
salesforce. com (1)	247,856	62,291
Synopsys (1)	30,740	6,578
Workday, Class A (1)	52,287	11,249
		397,800

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 6.8%
Apple	2,681,549	310,550
		310,550
Total Information Technology		1,330,882
MATERIALS 2.3%

Chemicals 1.8%
Celanese	63,370	6,809
CF Industries Holdings	102,076	3,135
DuPont de Nemours	195,291	10,835
Linde	119,356	28,422
PPG Industries	109,069	13,315
RPM International	35,679	2,956
Sherwin-Williams	13,201	9,198
Westlake Chemical	112,345	7,102
		81,772
Containers & Packaging 0.4%
Avery Dennison	54,641	6,985
International Paper	112,650	4,567
Packaging Corp. of America	40,404	4,406
Sealed Air	68,949	2,676
Westrock	47,600	1,654
		20,288
Metals & Mining 0.1%
Freeport-McMoRan	317,299	4,962
		4,962
Total Materials		107,022
REAL ESTATE 2.2%
EQUITY REAL ESTATE INVESTMENT TRUSTS 2.2%
Alexandria Real Estate Equities, REIT	31,723	5,076
American Tower, REIT	71,910	17,383
AvalonBay Communities, REIT	61,993	9,258
Crown Castle International, REIT	33,334	5,550
Equinix, REIT	17,547	13,338
Equity Residential, REIT	98,402	5,051

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Essex Property Trust, REIT	14,394	2,890
JBG SMITH Properties, REIT	41,525	1,110
Prologis, REIT	198,315	19,955
SBA Communications, REIT	5,027	1,601
Simon Property Group, REIT	73,614	4,761
SL Green Realty, REIT	75,684	3,510
Welltower, REIT	103,452	5,699
Weyerhaeuser, REIT	206,663	5,894
Total Real Estate		101,076
UTILITIES 3.1%

Electric Utilities 1.5%
American Electric Power	124,093	10,142
Duke Energy	73,217	6,484
Entergy	50,588	4,984
NextEra Energy	90,429	25,100
Southern	411,686	22,322
		69,032
Gas Utilities 0.2%
Atmos Energy	71,689	6,853
		6,853
Multi-Utilities 1.4%
Ameren	254,211	20,103
NiSource	298,668	6,570
Public Service Enterprise Group	177,599	9,752
Sempra Energy	228,718	27,071
		63,496
Total Utilities		139,381
Total Common Stocks (Cost $3,393,879)		4,531,223

SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS 0.4%

T. Rowe Price Treasury Reserve Fund, 0.12% (2)(3)	16,002,994	16,003
		16,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. TREASURY OBLIGATIONS 0.0%
U. S. Treasury Bills, 0.11%, 3/25/21 (4)	1,460,000	1,459
		1,459
Total Short-Term Investments (Cost $17,462)		17,462
Total Investments in Securities 99.9%
(Cost $3,411,341)		$4,548,685
Other Assets Less Liabilities 0.1%		4,406
Net Assets 100.0%		$4,553,091

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)

Long, 104 S&P 500 E-Mini Index Contracts	12/20	17,430	$64
Net payments (receipts) of variation margin to date			31

Variation margin receivable (payable) on open futures contracts			$95

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$72	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Treasury
Reserve Fund	$16,750	¤	¤$	16,003	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $72 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $16,003.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. EQUITY RESEARCH FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,531,223$	— $	— $	4,531,223
Short-Term Investments	16,003	1,459	—	17,462
Total Securities	4,547,226	1,459	—	4,548,685
Futures Contracts	95	—	—	95
Total	$4,547,321$	1,459$	— $	4,548,780